Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2011 and 2012.

	Yen (millions)
	2011	2012
Finance subsidiaries-receivables, net	¥500,208	¥562,947
Restricted cash *[1]	7,931	17,486
Other assets	1,688	1,367

Total assets	¥509,827	¥581,800

Secured debt *[2]	¥495,695	¥563,460
Other liabilities	532	255

Total liabilities	¥496,227	¥563,715

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.